Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Information about Pension Plan

Information about the pension plan is as follows:

	2019	2018
Change in benefit obligation:
Beginning benefit obligation	$13,338	$17,916
Service cost	—	—
Interest cost	479	627
Curtailment gain	—	—
Settlement loss	—	98
Actuarial (gain)/loss	3,546	(1,800)
Benefits paid	(1,793)	(104)
Settlement payments	—	(3,399)
Ending benefit obligation	15,570	13,338
Change in plan assets, at fair value:
Beginning plan assets	15,572	19,306
Actual return	1,404	(207)
Employer contribution	—	—
Benefits paid	(1,793)	(104)
Settlement payments	—	(3,399)
Administrative expenses	—	(24)
Ending plan assets	15,183	15,572
Funded status at end of year	$(387)	$2,234

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows:

	2019	2018	2017
Service cost	$—	$—	$—
Interest cost	479	627	679
Expected return on plan assets	(811)	(1,355)	(1,178)
Net amortization and deferral	156	149	380
Net periodic pension cost (benefit)	(176)	(579)	(119)
Additional loss due to settlement	—	1,188	237
Total pension cost (benefit)	$(176)	$609	$118

Net loss (gain) recognized in other comprehensive income	$2,798	$(1,453)	$(322)
Total recognized in net periodic benefit cost and other comprehensive loss (before tax)	$2,622	$(2,032)	$(441)

Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to determine benefit obligations at year-end were as follows:

	2019	2018	2017
Discount rate on benefit obligation	3.13%	4.14%	3.51%
Long-term rate of return on plan assets	4.96%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

The weighted average assumptions used to determine net periodic pension cost were as follows:

	2019	2018	2017
Discount rate on benefit obligation	4.14%	3.51%	4.00%
Long-term rate of return on plan assets	7.00%	7.00%	7.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Schedule of Pension Plan Asset Allocation and Target Allocation by Asset Category

The Company’s pension plan asset allocation at year-end 2019 and 2018 and target allocation for 2020 by asset category are as follows:

	Target Allocation	Percentage of Plan Assets at Year-end
Asset Category	2020	2019	2018
Equity securities	0-30%	20.0%	33.1%
Debt securities	70-100	80.0	20.7
Money market funds	0	0.0	46.2
Total		100.0%	100.0%

Plan's Assets at Fair Value Hierarchy

The following tables set forth by level, within the fair value hierarchy, the pension plan’s assets at fair value as of December 31, 2019 and 2018:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Common/collective trust:
Bonds	$12,146	$—	$—	$12,146
Equities	3,037	—	—	3,037
Total assets at fair value	$15,183	$—	$—	$15,183

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows:
2020	$204
2021	246
2022	314
2023	375
2024	416
2025 through 2029	480
Total	$2,035